Foreign Exchange Gains and Losses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Foreign Exchange Gains And Losses [Abstract]
Summary of Information About Foreign Exchange Gains And Losses

	Years ended December 31,
	2025	2024	2023
Foreign exchange gains (losses), net	$(141)	$145	$1,191